Acquisition of WingHouse - Schedule of Assets Acquired and Liabilities Assumed (Details) (10-K) - WingHouse [Member]	Oct. 11, 2019 USD ($)
Accounts receivable (trade)	$ 195,982
Inventory	745,732
Prepaid expenses	962,390
Favorable lease asset	163,838
Intangible assets	5,380,000
Goodwill	11,246,741
Fixed assets	5,472,583
Total assets acquired	24,167,266
Accounts payable and other current liabilities	(5,537,938)
Total liabilities assumed	(5,537,938)
Net assets acquired with note payable and deferred compensation liability	$ 18,629,329